Statements of Changes in Stockholders' Deficit - USD ($)		Common Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Xtribe PLC [Member]	Common Stock [Member] Xtribe PLC [Member] Common Class A [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Xtribe PLC [Member]	Retained Earnings [Member]	Retained Earnings [Member] Xtribe PLC [Member]	Total	Xtribe PLC [Member]	Legal Reserves [Member] Xtribe PLC [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Xtribe PLC [Member]
Balance at Dec. 31, 2021					$ 329,834		$ 2,214,030		$ (8,531,868)		$ (6,115,376)	$ 1,905		$ (129,277)
Balance, shares at Dec. 31, 2021					9,701,000
Net loss									(3,167,727)		(3,167,727)
Cumulative translation adjustment											200,514			200,514
Balance at Dec. 31, 2022		$ 288			$ 329,834		2,214,030	$ (4,588,137)	(11,699,595)	$ (4,587,849)	(9,082,589)	1,905		71,237
Balance, shares at Dec. 31, 2022		2,875,000			9,701,000
Net loss									(1,269,720)		(1,269,720)
Cumulative translation adjustment											(162,127)			(162,127)
Balance at Jun. 30, 2023					$ 329,834		2,214,030		(12,969,315)		(10,514,436)	1,905		(90,890)
Balance, shares at Jun. 30, 2023					9,701,000
Balance at Dec. 31, 2022		$ 288			$ 329,834		2,214,030	(4,588,137)	(11,699,595)	(4,587,849)	(9,082,589)	1,905		71,237
Balance, shares at Dec. 31, 2022		2,875,000			9,701,000
Remeasurement of common stock to redemption value								(926,164)		(926,164)
Excise tax payable								(80,443)		(80,443)
Net loss								(1,147,608)	(2,663,314)	(1,147,608)	(2,663,314)
Cumulative translation adjustment											118,292			118,292
Balance at Dec. 31, 2023		$ 288			$ 329,834		2,214,030	(6,742,352)	(14,362,909)	(6,742,064)	(11,627,611)	1,905		189,529
Balance, shares at Dec. 31, 2023		2,875,000			9,701,000
Net loss									(1,713,605)		(1,713,605)
Cumulative translation adjustment											(64,267)			(64,267)
Allotment of shares					$ 32,524		6,299,516				6,332,040
Allotment of shares, shares					963,562
Balance at Jun. 30, 2024					$ 362,358		8,513,546		(16,076,514)		(7,073,443)	1,905		125,262
Balance, shares at Jun. 30, 2024					10,664,562
Balance at Dec. 31, 2023		$ 288			$ 329,834		$ 2,214,030	(6,742,352)	$ (14,362,909)	(6,742,064)	$ (11,627,611)	$ 1,905		$ 189,529
Balance, shares at Dec. 31, 2023		2,875,000			9,701,000
Remeasurement of common stock to redemption value								(859,998)		(859,998)
Excise tax payable								(101,687)		(101,687)
Net loss								(2,231,950)		(2,231,950)
Balance at Dec. 31, 2024		$ 288						(9,935,987)		(9,935,699)
Balance, shares at Dec. 31, 2024		2,875,000
Balance at Aug. 29, 2024
Balance, shares at Aug. 29, 2024	[1]
Net loss
Balance at Sep. 30, 2024
Balance, shares at Sep. 30, 2024	[1]

[1]	The Company issued one ordinary share, $0.0001 par value, to its parent, WinVest Acquisition Corp., pursuant to its Memorandum and Articles of Association.